Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Securities
Amortized cost	$ 25,045	$ 24,472	$ 7,272
Loans
Consumer instalment and other personal	68,629	67,736	63,241
Credit cards	8,763	8,859	8,187
Business and government	230,903	227,609	207,765
Loans gross of allowance for loan losses	432,736	427,944	399,232
Deposits	582,288	568,143	532,199
Securitization and structured entities' liabilities	27,037	27,159	23,969
Subordinated Debt	7,023	6,995	$ 6,820
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	25,045	24,472
Loans
Residential mortgages	124,380	123,676
Consumer instalment and other personal	68,096	67,200
Credit cards	8,530	8,623
Business and government	226,289	224,442
Loans gross of allowance for loan losses	427,295	423,941
Deposits	565,598	552,314
Securitization and structured entities' liabilities	27,037	27,159
Subordinated Debt	7,023	6,995
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	25,256	24,622
Loans
Residential mortgages	124,590	124,093
Consumer instalment and other personal	68,326	67,516
Credit cards	8,530	8,623
Business and government	227,208	225,145
Loans gross of allowance for loan losses	428,654	425,377
Deposits	566,753	553,444
Securitization and structured entities' liabilities	27,303	27,342
Subordinated Debt	$ 7,310	$ 7,223